Risk management (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management
Schedule of financial liabilities by maturity

In case Braskem Idesa’s group of lenders decide to request the early amortization of this debt, Braskem’s financial liabilities by maturity, including the amounts due under the Leniency Agreement (Note 23.3), are as shown in the table below. These amounts are calculated from undiscounted cash flows and may not be reconciled with the balance sheet.

	Maturity
	Until	Between one and	Between two and	More than
	one year	two years	five years	five years	Total

Trade payables	8,435,246	37,252			8,472,498
Borrowings	806,418	6,469,288	5,479,526	26,182,832	38,938,064
Debentures	34,760	118,457	141,972	106,316	401,505
Braskem Idesa borrowings	10,504,592				10,504,592
Derivatives	76,355	55,449	128,765		260,569
Loan to non-controlling shareholder of Braskem Idesa				2,183,830	2,183,830
Leniency agreement (Note 23.3)	341,308	341,308	897,376	409,876	1,989,868
At December 31, 2018	20,198,679	7,021,754	6,647,639	28,882,854	62,750,926

Considering that Braskem Idesa’s group of lenders will remain not requesting the early amortization of this debt, Braskem’s financial liabilities by maturity, including the amounts due under the Leniency Agreement (Note 23.3), are as shown in the table below. These amounts are calculated from undiscounted cash flows and may not be reconciled with the balance sheet.

	Maturity
	Until	Between one and	Between two and	More than
	one year	two years	five years	five years	Total

Trade payables	8,435,246	37,252			8,472,498
Borrowings	806,418	6,469,288	5,479,526	26,182,832	38,938,064
Debentures	34,760	118,457	141,972	106,316	401,505
Braskem Idesa borrowings	995,741	2,482,602	2,835,154	7,353,752	13,667,249
Derivatives	76,355	55,449	128,765		260,569
Loan to non-controlling shareholder of Braskem Idesa				2,183,830	2,183,830
Leniency agreement (Note 23.3)	341,308	341,308	897,376	409,876	1,989,868
At December 31, 2018	10,689,828	9,504,356	9,482,793	36,236,606	65,913,583